Common stock (Details Narrative)		12 Months Ended
	Oct. 11, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 € / shares	Oct. 11, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares, issued		25,000,042			21,667,738	21,667,738
Common stock, shares, outstanding		25,000,042			21,667,738	21,667,738
Common stock, par value | (per share)		$ 0.002	€ 0.002		$ 0.002	€ 0.002
Options to purchase		1,885,625
Unsecured convertible loan		$ 46,392,310			$ 15,800,000	€ 12,629,000
RedCloud Technologies Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | € / shares				€ 0.001
Common stock, shares, authorized	50,000,085			50,000,085
Redeemable preference share	1			1
Redeemable preference par value | (per share)	$ 62.58			€ 49,999.999
Options to purchase	5,038,667
Options to purchase	5,038,667
Unsecured convertible loan	$ 13,140,000			€ 10,500,000
Exchanged for ordinary shares	50,000,084
RedCloud Holdings plc [Member]
Subsidiary or Equity Method Investee [Line Items]
Options to purchase	5,038,667
Options to purchase	5,038,667
Unsecured convertible loan	$ 13,140,000			€ 10,500,000